CTIVP® – TCW Core Plus Bond Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	7,600,000	7,281,210
Allegro CLO X Ltd.(a),(b)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	5.423%	5,866,569	5,856,484
AMMC CLO Ltd.(a),(b)
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.843%	9,100,000	9,118,792
Bain Capital Credit CLO Ltd.(a),(b)
Series 2024-6A Class A1R
3-month Term SOFR + 1.900% Floor 1.090% 10/21/2034	1.090%	8,750,000	8,739,728
CIFC Funding Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.862% Floor 1.600% 01/23/2035	6.152%	8,675,000	8,642,365
CyrusOne Data Centers Issuer I LLC(a)
Series 2025-1A Class A2
02/20/2050	5.910%	4,380,000	4,459,107
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	4,250,000	4,127,756
Dryden Senior Loan Fund(a),(b)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	5.473%	5,115,606	5,110,490
Series 2016-45A Class BRR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2030	5.952%	7,800,000	7,689,895
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	3,550,000	3,399,342
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	1,654,339	1,482,914
HPS Loan Management Ltd.(a),(b)
Series 2013A-18 Class A1R
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2030	5.432%	4,171,256	4,167,084
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM 35 Ltd.(a),(b)
Series 2025-35A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2035	5.940%	7,300,000	7,251,148
Madison Park Funding XXIV Ltd.(a),(b)
Series 2024-24A Class AR2
3-month Term SOFR + 1.120% Cap 1.120% 10/20/2029	5.413%	2,409,874	2,409,840
Madison Park Funding XXXVI Ltd.(a),(b)
Series 2025-36A Class B1RR
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2035	5.850%	5,000,000	4,972,450
Magnetite XXV Ltd.(a),(b)
Series 2020-25A Class A
3-month Term SOFR + 1.462% Floor 1.200% 01/25/2032	5.762%	6,130,615	6,128,978
Octagon Investment Partners 51 Ltd.(a),(b)
Series 2021-1A Class BR
3-month Term SOFR + 1.500% Floor 1.500% 07/20/2034	5.900%	7,215,000	7,132,807
SLC Student Loan Trust(b)
Series 2006-1 Class B
90-day Average SOFR + 0.472% Floor 0.210% 03/15/2055	4.855%	163,065	150,101
SLM Student Loan Trust(b)
Series 2007-7 Class A4
90-day Average SOFR + 0.592% Floor 0.330% 12/25/2025	5.149%	1,634,437	1,618,237
Series 2007-7 Class B
90-day Average SOFR + 1.012% Floor 0.750% 10/27/2070	5.569%	1,990,000	2,016,332
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	6.469%	472,135	473,114
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	6.669%	5,860,000	6,285,941

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2025	5.919%	1,315,102	1,313,105
Switch ABS Issuer LLC(a)
Series 2025-1A Class A2
03/25/2055	5.036%	7,310,000	7,060,668
Symphony CLO XVIII Ltd.(a),(b)
Series 2016-18A Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 07/23/2033	5.390%	8,006,980	7,981,742
TIAA CLO IV Ltd.(a),(b)
Series 2018-1A Class A1AR
3-month Term SOFR + 1.140% Floor 1.140% 01/20/2032	5.757%	4,954,852	4,951,478
Voya CLO Ltd.(a),(b)
Series 2014-4A Class A1RB
3-month Term SOFR + 1.742% 07/14/2031	6.029%	5,725,000	5,730,462
Series 2015-3A Class A1R3
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	5.443%	4,554,919	4,551,904
Series 2016-3A Class A1R2
3-month Term SOFR + 1.150% Cap 1.150% 10/18/2031	5.443%	4,898,142	4,894,062
Series 2018-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	5.502%	5,373,549	5,373,543
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.989%	3,678,457	3,619,797
Ziply Fiber Issuer LLC(a)
Subordinated Series 2024-1A Class B
04/20/2054	7.810%	3,100,000	3,213,969
Total Asset-Backed Securities — Non-Agency (Cost $156,325,253)			157,204,845

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal National Mortgage Association
Series 2001-M2 Class Z2
06/25/2031	6.300%	7,266	7,226
Government National Mortgage Association(c),(d)
Series 2012-55 Class IO
04/16/2052	0.000%	275,630	3
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-36 Class IO
03/16/2063	1.288%	19,237,512	1,602,102
Government National Mortgage Association
Series 2021-2 Class AH
06/16/2063	1.500%	4,285,878	3,148,041
Series 2021-21 Class AH
06/16/2063	1.400%	2,916,370	2,146,537
Series 2021-31 Class B
01/16/2061	1.250%	3,171,006	2,301,368
Total Commercial Mortgage-Backed Securities - Agency (Cost $10,177,918)			9,205,277

Commercial Mortgage-Backed Securities - Non-Agency 2.6%

BPR Trust(a),(b)
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	6.217%	8,446,000	8,447,851
BX Commercial Mortgage Trust(a),(b)
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	6.434%	6,925,000	6,929,320
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	7.460%	4,080,000	4,083,821
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,247,397
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	5.084%	8,878,000	8,569,419
BXSC Commercial Mortgage Trust(a),(b)
Series 2022-WSS Class D
1-month Term SOFR + 3.188% Floor 3.188% 03/15/2035	7.507%	8,939,000	8,933,413
CENT Trust(a),(b)
Series 2023-CITY Class A
1-month Term SOFR + 2.620% Cap 2.620% 09/15/2028	6.939%	2,850,000	2,855,324
Great Wolf Trust(a),(b)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	6.460%	4,437,000	4,436,997
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,556,235
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,520,578
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	3,231,515
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,035,000	1,754,261
NRTH Mortgage Trust(a),(b)
Series 2024-PARK Class A
1-month Term SOFR + 1.641% 03/15/2041	6.445%	6,062,000	6,057,871
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	7.669%	5,607,000	5,306,486
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	9,301,196	9,249,528
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $77,841,699)			76,180,016

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
Intelsat Luxembourg SA(e),(f)	114,829	3,301,334
Total Communication Services		3,301,334
Total Common Stocks (Cost $2,914,353)		3,301,334

Convertible Bonds(g) 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	1,200,000	1,221,093
Convertible Bonds(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Technology 0.1%
Worldline SA(a),(h)
07/30/2025	0.000%	EUR	327,500	416,855
07/30/2026	0.000%	EUR	2,094,960	2,203,929
Total				2,620,784
Total Convertible Bonds (Cost $3,691,414)				3,841,877

Corporate Bonds & Notes(g) 15.6%

Aerospace & Defense 0.2%
Boeing Co. (The)
05/01/2034	6.528%		2,040,000	2,184,622
05/01/2050	5.805%		1,360,000	1,293,883
General Electric Co.(b)
3-month Term SOFR + 0.642% 05/05/2026	4.945%		1,886,000	1,891,289
Total				5,369,794
Airlines 0.3%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%		6,578,346	6,184,384
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%		4,017,095	4,073,593
Total				10,257,977
Apartment REIT 0.1%
American Homes 4 Rent LP
07/15/2031	2.375%		1,905,000	1,634,672
04/15/2032	3.625%		1,670,000	1,515,987
Invitation Homes Operating Partnership LP
08/15/2033	5.500%		471,000	473,560
Total				3,624,219
Automotive 0.2%
Volkswagen Financial Services AG(a)
11/19/2031	3.875%	EUR	3,300,000	3,538,944
Volkswagen International Finance NV(a),(i),(j)
	7.875%	EUR	1,200,000	1,445,305
Total				4,984,249
Banking 3.7%
Bank of America Corp.(j)
07/22/2027	1.734%		11,220,000	10,813,306
04/24/2028	3.705%		4,972,000	4,885,812
06/14/2029	2.087%		9,300,000	8,593,233
04/29/2031	2.592%		3,395,000	3,047,841
10/20/2032	2.572%		4,020,000	3,467,155

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bank of America Corp.(b)
Subordinated
3-month Term SOFR + 0.912% 12/01/2026	5.230%		1,000,000	999,687
Citigroup, Inc.(j)
10/27/2028	3.520%		175,000	170,081
11/05/2030	2.976%		3,060,000	2,817,124
05/01/2032	2.561%		2,485,000	2,158,657
Goldman Sachs Group, Inc. (The)(j)
03/09/2027	1.431%		12,950,000	12,559,574
09/10/2027	1.542%		1,092,000	1,044,332
10/21/2027	1.948%		5,200,000	4,988,716
HSBC Holdings PLC(j)
06/04/2026	2.099%		7,493,000	7,456,912
JPMorgan Chase & Co.(j)
04/22/2027	1.578%		4,495,000	4,357,961
02/24/2028	2.947%		2,290,000	2,223,374
10/15/2030	2.739%		2,320,000	2,129,176
01/25/2033	2.963%		9,245,000	8,163,159
Morgan Stanley(j)
05/04/2027	1.593%		4,445,000	4,304,085
04/28/2032	1.928%		2,805,000	2,348,686
07/21/2032	2.239%		990,000	840,875
PNC Financial Services Group, Inc. (The)(j)
10/28/2033	6.037%		340,000	356,594
10/20/2034	6.875%		795,000	878,939
01/22/2035	5.676%		310,000	317,394
Santander UK Group Holdings PLC(j)
08/21/2026	1.532%		465,000	458,724
06/14/2027	1.673%		325,000	313,028
01/11/2028	2.469%		1,035,000	994,193
Wells Fargo & Co.(j)
06/02/2028	2.393%		5,278,000	5,035,654
01/24/2031	5.244%		5,545,000	5,636,680
03/02/2033	3.350%		3,445,000	3,089,132
07/25/2033	4.897%		2,850,000	2,809,154
Total				107,259,238
Brokerage/Asset Managers/Exchanges 0.2%
Blackrock, Inc.(k)
07/18/2035	3.750%	EUR	1,340,000	1,450,661
Intercontinental Exchange, Inc.
09/15/2032	1.850%		3,937,000	3,201,943
Total				4,652,604
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%		285,000	264,101
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	95,000	78,531
04/01/2048	5.750%	4,189,000	3,613,051
07/01/2049	5.125%	1,335,000	1,056,539
03/01/2050	4.800%	2,745,000	2,068,521
04/01/2051	3.700%	2,735,000	1,723,898
06/01/2052	3.900%	627,000	405,425
CSC Holdings LLC(a)
05/15/2028	11.250%	1,316,000	1,278,962
01/31/2029	11.750%	769,000	745,447
02/01/2029	6.500%	3,032,000	2,515,845
01/15/2030	5.750%	1,500,000	795,258
11/15/2031	4.500%	400,000	288,397
Time Warner Cable LLC
11/15/2040	5.875%	2,000,000	1,830,541
09/01/2041	5.500%	850,000	734,684
VZ Secured Financing BV(a)
01/15/2032	5.000%	3,250,000	2,822,289
Total			20,221,489
Chemicals 0.2%
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	460,000	428,349
11/01/2030	2.300%	3,915,000	3,383,629
11/15/2040	3.268%	370,000	269,112
12/01/2050	3.468%	120,000	78,975
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	700,000	548,137
09/26/2048	5.000%	70,000	59,648
Total			4,767,850
Construction Machinery 0.0%
Oregon Tool Lux LP(a)
10/15/2029	7.875%	413,573	244,002
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.
09/15/2034	4.800%	4,360,000	4,245,090
Consumer Products 0.0%
Opal Bidco SAS(a),(k)
03/31/2032	6.500%	130,000	130,000
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	220,000	187,671
Total			317,671
Electric 1.4%
AEP Transmission Co. LLC
04/01/2050	3.650%	305,000	222,941
Alabama Power Co.
04/02/2035	5.100%	2,925,000	2,925,815
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Amprion GmbH(a)
09/23/2033	0.625%	EUR	1,000,000	841,015
Appalachian Power Co.
05/15/2033	5.950%		3,225,000	3,328,145
04/01/2034	5.650%		4,030,000	4,083,839
Duke Energy Carolinas LLC
12/15/2041	4.250%		900,000	769,332
Duke Energy Florida LLC
11/15/2033	5.875%		385,000	406,092
Duke Energy Progress LLC
04/01/2052	4.000%		500,000	384,262
E.ON SE(a)
09/05/2038	3.875%	EUR	800,000	839,975
Eurogrid GmbH(a)
04/21/2033	0.741%	EUR	1,400,000	1,216,305
Eversource Energy
07/01/2027	4.600%		3,135,000	3,136,950
02/01/2029	5.950%		2,760,000	2,867,687
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%		1,000,000	853,752
Florida Power & Light Co.
03/01/2049	3.990%		1,500,000	1,188,418
03/15/2055	5.700%		1,105,000	1,128,496
Interstate Power and Light Co.
10/15/2033	5.700%		2,750,000	2,833,105
Northern States Power Co.
08/15/2045	4.000%		2,250,000	1,823,431
PECO Energy Co.
05/15/2052	4.600%		2,690,000	2,305,233
Pennsylvania Electric Co.(a)
03/15/2028	3.250%		6,950,000	6,696,814
Progress Energy, Inc.
10/30/2031	7.000%		2,894,000	3,219,249
Total				41,070,856
Finance Companies 0.7%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%		3,070,000	3,067,518
10/29/2028	3.000%		6,350,000	5,964,181
Air Lease Corp.
07/01/2025	3.375%		4,500,000	4,483,680
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%		2,035,000	1,972,405
11/18/2027	2.528%		3,398,000	3,182,233
GGAM Finance Ltd.(a)
02/15/2027	8.000%		1,654,000	1,695,170
Total				20,365,187
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 0.6%
Anheuser-Busch InBev SA(a)
03/22/2044	3.950%	EUR	2,770,000	2,873,382
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		1,471,000	1,589,453
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2052	6.500%		2,076,000	2,160,881
JBS USA LUX SA/Food Co./Luxembourg SARL
02/02/2052	4.375%		455,000	352,508
Mondelez International, Inc.
03/17/2033	0.750%	EUR	500,000	436,311
03/06/2035	2.375%	EUR	1,130,000	1,083,696
Pernod Ricard SA(a)
09/15/2033	3.750%	EUR	1,400,000	1,512,335
Pilgrim’s Pride Corp.
03/01/2032	3.500%		2,634,000	2,319,634
05/15/2034	6.875%		3,850,000	4,154,650
Smithfield Foods, Inc.(a)
09/13/2031	2.625%		1,500,000	1,277,072
Total				17,759,922
Gaming 0.2%
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%		870,000	884,947
01/15/2031	4.000%		3,030,000	2,826,858
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%		200,000	199,991
02/15/2029	3.875%		515,000	492,489
08/15/2030	4.125%		105,000	98,852
Total				4,503,137
Health Care 1.2%
American Medical Systems Europe BV
03/08/2031	3.000%	EUR	3,050,000	3,240,569
CommonSpirit Health
10/01/2025	1.547%		5,000,000	4,921,365
CVS Health Corp.
02/21/2033	5.250%		374,000	369,127
07/20/2035	4.875%		775,000	727,382
03/25/2038	4.780%		670,000	602,482
07/20/2045	5.125%		1,165,000	1,016,002
03/25/2048	5.050%		1,100,000	938,588
06/01/2053	5.875%		415,000	391,713
CVS Health Corp.(j)
03/10/2055	7.000%		1,855,000	1,868,774
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%		3,755,000	3,586,008

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HCA, Inc.
04/15/2025	5.250%		488,000	488,049
06/15/2026	5.250%		2,580,000	2,587,547
09/01/2030	3.500%		766,000	710,750
IQVIA, Inc.
02/01/2029	6.250%		5,800,000	6,047,982
Medtronic Global Holdings SCA
03/07/2031	1.625%	EUR	1,735,000	1,719,108
ModivCare, Inc.(a),(l)
10/01/2029	5.000%		2,767,000	1,106,800
Sartorius Finance BV(a)
09/14/2032	4.500%	EUR	300,000	338,428
Stryker Corp.
09/11/2032	3.375%	EUR	835,000	895,896
Thermo Fisher Scientific, Inc.
03/01/2028	0.500%	EUR	2,500,000	2,536,809
Universal Health Services, Inc.
09/01/2026	1.650%		1,890,000	1,808,994
Total				35,902,373
Healthcare Insurance 0.5%
Elevance Health, Inc.
06/15/2034	5.375%		1,555,000	1,574,265
02/15/2035	5.200%		1,385,000	1,388,275
Humana, Inc.
04/01/2030	4.875%		1,333,000	1,325,603
05/01/2035	5.550%		2,360,000	2,333,318
UnitedHealth Group, Inc.
07/15/2034	5.150%		6,740,000	6,781,367
12/15/2048	4.450%		1,245,000	1,038,468
Total				14,441,296
Healthcare REIT 0.2%
Healthcare Realty Holdings LP
01/15/2028	3.625%		2,898,000	2,798,133
Healthcare Trust of America Holdings LP
08/01/2026	3.500%		2,367,000	2,326,429
Physicians Realty LP
11/01/2031	2.625%		1,475,000	1,276,398
Total				6,400,960
Life Insurance 0.4%
Athene Global Funding(a)
06/29/2026	1.608%		1,330,000	1,282,435
03/08/2027	3.205%		1,550,000	1,493,109
01/07/2029	2.717%		1,770,000	1,635,559
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%		2,405,000	2,363,233
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%		3,235,000	2,380,791
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%		3,035,000	2,028,003
Total				11,183,130
Media and Entertainment 0.5%
Take-Two Interactive Software, Inc.
04/14/2032	4.000%		3,355,000	3,135,150
Warnermedia Holdings, Inc.
03/15/2032	4.279%		35,000	30,842
03/15/2042	5.050%		6,975,000	5,575,191
03/15/2052	5.141%		8,255,000	6,017,139
Total				14,758,322
Midstream 0.3%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2028	9.375%		205,000	203,039
Energy Transfer Partners LP
03/15/2045	5.150%		2,458,000	2,150,448
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%		1,690,000	1,674,006
04/01/2029	5.875%		2,004,000	1,814,420
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%		329,847	289,998
TMS Issuer Sarl(a)
08/23/2032	5.780%		1,375,000	1,412,858
Venture Global LNG, Inc.(a)
01/15/2030	7.000%		188,000	185,256
02/01/2032	9.875%		387,000	411,158
Total				8,141,183
Natural Gas 0.5%
Brooklyn Union Gas Co. (The)(a)
07/18/2054	6.415%		1,475,000	1,542,865
East Ohio Gas Co. (The)(a)
06/15/2030	2.000%		2,015,000	1,756,844
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		6,000,000	6,151,565
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	2,405,000	2,692,777
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%		1,380,000	1,365,154
Total				13,509,205
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		2,457,000	2,163,303
02/15/2028	5.950%		55,000	47,665
04/01/2029	4.650%		940,000	712,126
01/15/2030	3.250%		1,214,000	838,531
Total				3,761,625
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%		940,000	943,821
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,040,000	1,033,962
06/15/2030	9.000%		1,338,000	1,268,636
Icahn Enterprises LP/Finance Corp.(a)
11/15/2029	10.000%		75,000	74,495
Total				2,377,093
Other Industry 0.0%
Artera Services LLC(a)
02/15/2031	8.500%		760,000	710,148
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%		3,650,000	3,208,965
Extra Space Storage LP
10/15/2031	2.400%		723,000	614,044
Lexington Realty Trust
10/01/2031	2.375%		1,895,000	1,581,112
Rexford Industrial Realty LP
09/01/2031	2.150%		415,000	347,310
WP Carey, Inc.
07/23/2032	4.250%	EUR	400,000	438,081
Total				6,189,512
Other Utility 0.1%
Holding d’Infrastructures des Metiers de l’Environnement(a)
10/24/2029	4.875%	EUR	805,000	885,835
Suez SACA(a)
05/24/2034	2.875%	EUR	1,400,000	1,388,504
Total				2,274,339
Packaging 0.4%
Amcor Flexibles North America, Inc.(a)
03/17/2030	5.100%		4,450,000	4,490,202
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		445,000	409,459
08/15/2027	5.250%		3,500,000	1,604,827
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		271,000	270,802
Berry Global, Inc.
01/15/2026	1.570%		2,981,000	2,906,345
01/15/2027	1.650%		2,883,000	2,735,454
Total				12,417,089
Pharmaceuticals 0.8%
1375209 BC Ltd.(a)
01/30/2028	9.000%		2,785,000	2,781,959
Amgen, Inc.
03/01/2053	4.875%		2,880,000	2,516,756
Bayer US Finance II LLC(a)
12/15/2028	4.375%		2,579,000	2,511,157
06/25/2038	4.625%		7,482,000	6,456,506
06/25/2048	4.875%		4,585,000	3,663,408
Grifols SA(a)
05/01/2030	7.500%	EUR	2,409,000	2,722,156
Johnson & Johnson
02/26/2033	3.050%	EUR	2,430,000	2,596,318
Kevlar SpA(a)
09/01/2029	6.500%		1,670,000	1,587,881
Total				24,836,141
Property & Casualty 0.3%
Arthur J. Gallagher & Co.
03/09/2052	3.050%		2,240,000	1,400,410
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%		1,000,000	640,578
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%		3,225,000	3,369,363
Farmers Exchange Capital II(a),(j)
Subordinated
11/01/2053	6.151%		3,810,000	3,663,047
Total				9,073,398
Restaurants 0.0%
McDonald’s Corp.(a)
03/07/2035	4.250%	EUR	520,000	579,345
Papa John’s International, Inc.(a)
09/15/2029	3.875%		65,000	60,904
Total				640,249

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Retail REIT 0.0%
Realty Income Corp.
07/06/2030	4.875%	EUR	900,000	1,027,965
Retailers 0.1%
Magic MergeCo, Inc.(a)
05/01/2028	5.250%		1,292,000	889,624
05/01/2029	7.875%		1,505,000	815,661
Total				1,705,285
Technology 0.3%
Foundry JV Holdco LLC(a)
01/25/2031	5.500%		570,000	579,045
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%		300,000	298,529
Intel Corp.
12/08/2047	3.734%		855,000	596,430
08/12/2051	3.050%		1,558,000	915,891
02/10/2053	5.700%		600,000	551,849
02/21/2054	5.600%		1,112,000	1,008,718
Open Text Corp.(a)
12/01/2027	6.900%		650,000	672,819
Oracle Corp.
08/03/2028	4.800%		2,240,000	2,258,697
02/06/2053	5.550%		745,000	694,843
Total				7,576,821
Tobacco 0.1%
BAT Capital Corp.
03/16/2052	5.650%		1,425,000	1,313,520
Imperial Brands Finance PLC(a)
07/26/2026	3.500%		950,000	936,267
Total				2,249,787
Transportation Services 0.1%
Heathrow Funding Ltd.(a)
10/08/2030	1.125%	EUR	2,015,000	1,927,553
Treasury 0.1%
Israel Government International Bond
02/19/2030	5.375%		2,000,000	2,013,473
Wireless 0.6%
Altice France SA(a)
02/01/2027	8.125%		240,000	215,482
American Tower Corp.
04/15/2031	2.700%		8,468,000	7,485,713
Crown Castle International Corp.
07/15/2031	2.500%		1,194,000	1,019,846
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	1,210,000	1,223,721
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		2,928,000	2,938,623
T-Mobile US, Inc.
02/15/2026	2.250%		1,970,000	1,930,271
04/15/2027	3.750%		2,625,000	2,586,913
01/15/2035	4.700%		1,415,000	1,361,680
Total				18,762,249
Wirelines 0.1%
Altice Financing SA(a)
01/15/2028	5.000%		225,000	168,622
08/15/2029	5.750%		440,000	322,138
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%		2,138,000	2,278,474
Total				2,769,234
Total Corporate Bonds & Notes (Cost $474,475,389)				455,235,536

Foreign Government Obligations(g),(m) 0.6%

Brazil 0.0%
Brazilian Government International Bond
03/15/2034	6.125%		925,000	901,124
Chile 0.0%
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%		720,000	693,417
Colombia 0.0%
Ecopetrol SA
01/13/2033	8.875%		280,000	289,173
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%		930,000	955,119
France 0.1%
RTE Reseau de Transport d’Electricite SADIR(a)
04/30/2033	3.500%	EUR	1,400,000	1,496,549
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%		480,000	471,534
10/07/2033	3.700%		315,000	262,838
Total				734,372
Hungary 0.1%
Hungary Government International Bond(a)
09/22/2031	2.125%		881,000	715,173
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(g),(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MVM Energetika Zrt(a)
03/13/2031	6.500%	469,000	480,878
Total			1,196,051
Indonesia 0.1%
Indonesia Government International Bond
01/11/2033	4.850%	500,000	490,270
09/10/2034	4.750%	701,000	676,104
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,302,531
Total			2,468,905
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	534,000	527,693
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	386,992
Total			914,685
Mexico 0.1%
Mexico Government International Bond
05/24/2031	2.659%	990,000	835,126
05/19/2033	4.875%	906,000	835,778
02/12/2034	3.500%	200,000	164,451
02/09/2035	6.350%	720,000	722,273
Petroleos Mexicanos
09/21/2047	6.750%	296,000	202,771
02/12/2048	6.350%	458,000	305,216
Total			3,065,615
Oman 0.0%
Oman Government International Bond(a)
10/28/2027	6.750%	300,000	310,618
01/17/2028	5.625%	700,000	704,767
Total			1,015,385
Panama 0.0%
Panama Government International Bond
09/29/2032	2.252%	895,000	651,065
02/14/2035	6.400%	200,000	188,067
Total			839,132
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	670,000	650,188
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	770,000	692,996
Foreign Government Obligations(g),(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Romania 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	205,310
03/27/2032	3.625%	1,140,000	953,625
Total			1,158,935
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	865,000	813,997
06/22/2030	5.875%	570,000	553,227
Total			1,367,224
Total Foreign Government Obligations (Cost $19,047,909)			18,438,870

Inflation-Indexed Bonds 1.2%

United States 1.2%
U.S. Treasury Inflation-Indexed Bond
01/15/2035	2.125%	32,976,216	33,844,418
Total Inflation-Indexed Bonds (Cost $32,623,985)			33,844,418

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	838,964
Hospital 0.1%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,725,000	4,303,643
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,535,410
Total Municipal Bonds (Cost $9,459,079)			6,678,017

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 36.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2032- 09/01/2052	3.500%	42,670,529	39,138,130
07/01/2035- 06/01/2053	5.000%	13,831,075	13,622,010
04/01/2036- 05/01/2039	6.000%	67,296	69,624
06/01/2038- 11/01/2053	5.500%	9,943,918	9,947,325
03/01/2039- 12/01/2052	4.500%	44,168,249	42,385,130
07/01/2043- 06/01/2052	3.000%	64,232,867	56,322,176
08/01/2044- 10/01/2052	4.000%	46,533,967	43,514,918
03/01/2052- 05/01/2052	2.000%	48,134,096	38,308,808
04/01/2052	2.500%	10,401,936	8,659,004
CMO Series 360 Class 250
11/15/2047	2.500%	1,203,689	1,060,697
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 11/15/2034	2.237%	152,783	14,539
Federal Home Loan Mortgage Corp.(d)
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	383,937
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,338,383	2,594,377
Federal National Mortgage Association
05/01/2033- 11/01/2053	5.000%	30,798,680	30,254,041
08/01/2033- 12/01/2052	3.500%	16,334,908	14,974,063
10/01/2033- 08/01/2052	3.000%	33,756,783	29,483,916
11/01/2038- 11/01/2040	6.000%	1,139,527	1,190,456
10/01/2040- 10/01/2052	2.000%	143,677,426	115,482,455
08/01/2043- 02/01/2053	4.000%	28,020,617	26,374,543
02/01/2046- 06/01/2053	4.500%	49,031,797	47,011,144
12/01/2051- 04/01/2052	2.500%	124,294,297	104,005,375
08/01/2053- 09/01/2053	5.500%	28,689,004	28,690,325
CMO Series 2013-13 Class PH
04/25/2042	2.500%	1,531,514	1,469,892
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-54 Class KA
01/25/2047	3.500%	449,961	444,645
CMO Series 2018-86 Class JA
05/25/2047	4.000%	308,164	304,962
CMO Series 2018-94D Class KD
12/25/2048	3.500%	490,422	446,493
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,053,282	951,723
Federal National Mortgage Association(n)
10/01/2054	4.500%	3,888,463	3,722,291
Federal National Mortgage Association(b),(d)
CMO Series 2006-8 Class HL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.246%	395,682	40,392
CMO Series 2013-81 Class NS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2042	1.746%	60,079	1,850
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	110,201	10,515
Freddie Mac REMICS(b)
CMO Series 5473K Class BF
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 11/25/2054	5.640%	1,497,771	1,501,696
Government National Mortgage Association
04/15/2035- 10/20/2047	5.000%	2,184,642	2,184,561
10/15/2039- 10/20/2054	4.500%	19,546,277	18,820,844
07/15/2040- 10/20/2048	4.000%	5,033,630	4,753,504
04/20/2046- 07/20/2049	3.500%	13,824,229	12,767,575
11/20/2046- 10/20/2049	3.000%	8,749,702	7,824,168
Government National Mortgage Association(o)
CMO Series 2006-26 Class
06/20/2036	0.000%	13,487	11,952
Government National Mortgage Association(b)
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	5.594%	2,887,388	2,889,386
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-30 Class AF
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 02/20/2054	5.594%	1,355,591	1,359,484
CMO Series 2024-97 Class FW
30-day Average SOFR + 1.150% Floor 1.150%, Cap 6.500% 06/20/2054	5.494%	2,510,982	2,509,099
Government National Mortgage Association TBA(k)
04/21/2055	2.500%	45,525,000	38,825,635
04/21/2055	4.000%	34,050,000	31,872,368
04/21/2055	4.500%	30,575,000	29,332,891
04/21/2055	5.000%	41,525,000	40,841,582
04/21/2055	5.500%	22,450,000	22,496,139
Uniform Mortgage-Backed Security TBA(k)
04/14/2055	2.000%	16,375,000	13,011,208
04/14/2055	2.500%	17,425,000	14,487,769
04/14/2055	3.000%	20,250,000	17,547,904
04/14/2055	4.500%	30,675,000	29,339,638
04/14/2055	5.000%	13,625,000	13,353,188
04/14/2055	5.500%	25,000	24,967
05/13/2055	3.500%	62,650,000	56,461,161
05/13/2055	4.000%	37,775,000	35,140,834
Total Residential Mortgage-Backed Securities - Agency (Cost $1,084,289,594)			1,058,237,309

Residential Mortgage-Backed Securities - Non-Agency 9.6%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-6 Class A1
09/25/2066	1.458%	3,915,466	3,254,426
Angel Oak Mortgage Trust(a),(j)
CMO Series 2022-1 Class A1
12/25/2066	2.881%	6,759,458	6,266,756
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month Term SOFR + 0.474% Floor 0.360% 03/25/2037	4.795%	3,953,119	3,563,590
Chase Home Lending Mortgage Trust(a),(c)
CMO Series 2025-2 Class A4A
12/25/2055	5.500%	7,168,950	7,148,233
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	5,733,531	5,076,967
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	4,928,663	4,426,678
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	5,047,783	4,781,492
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,822,819	3,384,414
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	7,232,153	6,634,990
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	6,971,916	6,048,294
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	5,163,384	5,108,599
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	12,294,165	11,625,623
CIM Trust(a),(j)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	8,850,000	8,691,924
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	818,689	701,814
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	6.240%	4,386,054	4,419,783
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	7.840%	5,000,000	5,183,441
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	6.054%	1,985,638	1,836,767
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	4.387%	2,399,220	2,239,393
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	5.220%	25,861	25,776
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.753%	8,819,328	7,048,133
Cross Mortgage Trust(a),(c)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	8,071,179	8,084,400
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,197,234	4,017,236
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	9,489,009	8,459,282
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	371,015	281,960

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month Term SOFR + 0.354% Floor 0.480% 02/25/2037	4.675%	1,553,425	1,475,494
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	5.700%	690,196	525,085
CMO Series 2005-AA7 Class 2A1
09/25/2035	5.231%	494,389	432,043
CMO Series 2005-AA8 Class 2A1
10/25/2035	5.127%	1,340,634	764,231
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	754,575	286,329
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.850%	1,182,253	925,133
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	2,986,258	2,907,851
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	6.119%	128,972	116,380
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.831%	7,728,256	5,907,849
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 10/25/2036	4.975%	3,081,922	1,245,637
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	5.020%	1,751,645	1,733,935
JPMorgan Mortgage Trust(a),(c)
CMO Series 2021-13 Class A3
04/25/2052	2.500%	8,842,911	7,208,355
JPMorgan Mortgage Trust Series(a),(c)
CMO Series 2025-CES1 Class A1
05/25/2055	5.666%	6,980,108	7,007,309
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.735%	3,530,745	2,495,540
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month Term SOFR + 0.594% Floor 0.480% 05/25/2037	4.915%	1,658,233	1,138,409
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	6.520%	467,323	398,554
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month Term SOFR + 0.374% Floor 0.260%, Cap 11.000% 04/25/2035	4.695%	239,782	239,431
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 10/25/2035	4.995%	555,599	551,459
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.789% Floor 0.675%, Cap 12.500% 03/25/2035	5.110%	162,899	179,510
New Residential Mortgage Loan Trust(a),(j)
CMO Series 2022-NQM4 Class A1
06/25/2062	5.000%	14,472,677	14,351,730
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	7,119,170	7,082,351
OBX Trust(a),(c)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	7,308,706	5,989,224
Preston Ridge Partners Mortgage Trust(a),(j)
CMO Series 2022-1 Class A1
02/25/2027	6.720%	11,146,096	11,150,029
CMO Series 2022-4 Class A1
08/25/2027	5.000%	2,969,224	2,952,658
Pretium Mortgage Credit Partners LLC(a),(j)
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	7,779,468	7,758,200
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	9,167,372	7,945,595
PRPM LLC(a),(j)
CMO Series 2021-11 Class A1
11/25/2026	2.487%	3,434,575	3,434,017
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	5.299%	760,623	394,733
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCKT Mortgage Trust(a),(j)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	9,370,136	9,368,137
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	7,813,950	7,838,191
Sequoia Mortgage Trust(a),(c)
CMO Series 2024-INV1 Class A3
10/25/2054	5.500%	12,868,441	12,745,789
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,931,284	4,255,147
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.500% 05/25/2036	4.875%	4,074,397	3,320,136
Verus Securitization Trust(a),(j)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	14,152,216	12,568,510
Vista Point Securitization Trust(a),(j)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	7,832,173	7,844,298
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	6.512%	232,607	224,292
CMO Series 2003-AR9 Class 1A6
09/25/2033	6.551%	213,464	212,652
CMO Series 2005-AR4 Class A5
04/25/2035	4.483%	254,129	238,836
CMO Series 2007-HY2 Class 1A1
12/25/2036	4.313%	1,564,938	1,413,056
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.955%	1,353,562	1,296,818
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	5.534%	2,634,874	2,146,656
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	5.514%	1,754,653	1,633,186
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $290,954,083)			280,012,746

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(p)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	7.049%	399,568	399,276
Apartment REIT 0.1%
Invitation Homes Operating Partnership LP(b),(p)
Term Loan
1-month Term SOFR + 0.850% 09/09/2028	5.272%	2,810,347	2,754,140
Automotive 0.0%
First Brands Group LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.552%	126,671	117,329
Brokerage/Asset Managers/Exchanges 0.1%
Deerfield Dakota Holding LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	8.049%	827,559	783,507
Jane Street Group LLC(b),(p)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.313%	1,112,041	1,098,030
Total			1,881,537
Cable and Satellite 0.1%
CSC Holdings LLC(b),(p)
Term Loan
3-month Term SOFR + 1.500% 04/15/2027	9.000%	431,578	404,910
Virgin Media Bristol LLC(b),(p)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.934%	1,750,000	1,700,195
Total			2,105,105
Chemicals 0.0%
Chemours Co. (The)(b),(p)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% 08/18/2028	7.325%	337,397	335,990

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
Oregon Tool Lux LP(b),(p)
Term Loan
3-month Term SOFR + 5.350% 10/15/2029	9.673%	28,463	28,677
3-month Term SOFR + 4.000% 10/15/2029	8.323%	523,284	383,305
Total			411,982
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.189%	65,889	64,415
AmSpec Parent LLC(b),(n),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 12/22/2031	1.000%	17,912	17,878
AmSpec Parent LLC(b),(p)
Term Loan
3-month Term SOFR + 4.250% 12/22/2031	8.549%	116,428	116,210
Arches Buyer, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.675%	263,189	257,309
Cast & Crew LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.075%	145,548	140,070
Delivery Hero SE(b),(p)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	9.315%	465,071	464,588
Ingenovis Health, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 03/06/2028	8.825%	167,617	69,561
3-month Term SOFR + 4.250% Floor 0.500% 03/06/2028	8.663%	354,980	134,893
Spin Holdco, Inc.(b),(p)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 03/04/2028	8.562%	936,105	788,790
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TripAdvisor, Inc.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 2.750% 07/08/2031	7.049%	281,917	276,313
TruGreen LP(b),(p)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.425%	329,054	309,037
Total			2,639,064
Consumer Products 0.0%
Majordrive Holdings IV LLC(b),(n),(p)
Tranche B Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 06/01/2028	8.310%	215,550	194,952
Osmosis Buyer Ltd.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.323%	201,035	198,971
Total			393,923
Diversified Manufacturing 0.0%
WEC US Holdings Ltd.(b),(p)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.573%	299,574	296,579
Electric 0.1%
Alpha Generation LLC(b),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.075%	491,428	490,892
Calpine Corp.(b),(p)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.075%	135,560	135,016
Cornerstone Generation(b),(n),(p)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	158,895	158,730
Edgewater Generation LLC(b),(p)
Term Loan
1-month Term SOFR + 3.000% 08/01/2030	7.325%	156,224	156,001
EFS Cogen Holdings I LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/03/2031	8.172%	308,046	307,325
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
South Field Energy LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	11,950	11,924
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	191,696	191,276
Vistra Operations Co. LLC(b),(p)
Term Loan
1-month Term SOFR + 1.750% 12/20/2030	6.075%	405,837	404,271
Total			1,855,435
Finance Companies 0.1%
Avolon Borrower 1 US LLC(b),(p)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	6.072%	1,587,020	1,584,909
Food and Beverage 0.1%
BCPE North Star US Holdco 2, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	8.439%	391,889	381,724
Celsius Holdings, Inc.(b),(n),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 03/21/2032	7.575%	178,326	178,549
Naked Juice LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 01/24/2029	7.399%	1,835,551	937,801
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	10.399%	264,360	58,048
United Natural Foods, Inc.(b),(p)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	9.075%	512,383	517,291
Total			2,073,413
Health Care 0.1%
Bausch & Lomb Corp.(b),(p)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	7.672%	404,297	402,607
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bausch & Lomb Corp. (b),(p)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	8.325%	155,032	154,354
Cotiviti Holdings, Inc.(b),(n),(p)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/29/2032	7.077%	198,282	193,572
Gainwell Acquisition Corp.(b),(p)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	8.399%	822,096	769,342
Iqvia, Inc.(b),(p)
Tranche B-5 Term Loan
1-month Term SOFR + 1.750% 01/02/2031	6.075%	535,867	535,701
ModivCare, Inc.(b),(p)
Term Loan
3-month Term SOFR + 7.500% 01/09/2026	11.785%	475,086	396,697
3-month Term SOFR + 0.000% 07/01/2031	4.299%	1,334,403	978,558
NSM Top Holdings Corp.(b),(p)
Term Loan
3-month Term SOFR + 5.250% 05/14/2029	9.649%	163,631	164,176
Star Parent, Inc.(b),(p)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.299%	293,840	280,312
Total			3,875,319
Healthcare REIT 0.1%
Healthpeak OP LLC(b),(f),(p)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	5.265%	980,641	958,577
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	5.265%	980,642	958,577
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	5.350%	1,979,146	1,924,720
Total			3,841,874
Home Construction 0.0%
Kelso Industries LLC(b),(n),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 12/30/2029	6.861%	73,589	72,669

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Kelso Industries LLC(b),(p)
Term Loan
1-month Term SOFR + 5.750% 12/30/2029	10.089%	294,558	290,877
Total			363,546
Integrated Energy 0.0%
Potomac Energy Center LLC(b),(n),(p)
Tranche B Term Loan
3-month Term SOFR + 3.000% 03/14/2032	7.321%	184,254	183,333
Leisure 0.0%
Showtime Acquisition LLC(b),(p)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	9.073%	514,613	515,473
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b),(p)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	6.070%	111,315	111,157
Playa Resorts Holding BV(b),(p)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.075%	161,954	161,604
Total			272,761
Media and Entertainment 0.1%
Getty Images, Inc.(b),(p)
Tranche B1 Term Loan
3-month Term SOFR + 11.250% 02/21/2030	11.250%	115,161	114,298
Magnite, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.000% 02/06/2031	7.316%	416,519	415,132
MH Sub I LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 4.250% 12/31/2031	8.575%	501,220	458,476
MH Sub I LLC/Micro Holding Corp.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.575%	182,760	172,823
NEP Group, Inc.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 3.250% 08/19/2026	7.825%	211,845	196,645
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Research Now Group LLC(b),(p)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	9.585%	108,111	107,570
StubHub Holdco Sub LLC(b),(f),(p)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.075%	172,972	172,107
X Corp.(b),(n),(p)
Tranche B-1 1st Lien Term Loan
3-month Term SOFR + 6.500% 10/26/2029	10.949%	451,620	448,657
Total			2,085,708
Oil Field Services 0.0%
Hunterstown Generation LLC(b),(p)
Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 11/06/2031	7.799%	184,635	184,943
Other Financial Institutions 0.0%
Opal US LLC(b),(n),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/31/2032	0.000%	604,196	601,175
Other Industry 0.0%
Artera Services LLC(b),(p)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.799%	340,501	322,152
Ryan LLC(b),(p)
Term Loan
1-month Term SOFR + 3.500% 11/14/2030	7.825%	198,510	197,766
Technimark Holdings LLC(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/14/2031	7.566%	246,048	244,509
Total			764,427
Packaging 0.1%
Berry Global, Inc. (b),(p)
Tranche AA Term Loan
1-month Term SOFR + 1.750% 07/01/2029	6.186%	1,336,923	1,335,920
CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.0%
Mativ Holdings, Inc.(b),(f),(p)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	6.925%	172,023	171,163
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(p)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	6.173%	1,740,505	1,736,223
Grifols Worldwide Operations Ltd.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 2.000% 11/15/2027	6.463%	534,824	529,075
Jazz Pharmaceuticals, Inc.(b),(p)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	6.575%	843,028	842,396
Total			3,107,694
Property & Casualty 0.1%
Acrisure LLC(b),(p)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 02/13/2027	7.075%	899,108	894,937
Asurion LLC(b),(p)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	7.689%	603,182	601,957
Total			1,496,894
Restaurants 0.0%
1011778 BC ULC(b),(p)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	6.075%	510,126	504,479
Dave & Busters, Inc.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	389,200	338,850
KFC Holding Co./Yum! Brands(b),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.181%	393,004	393,396
Total			1,236,725
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.1%
Barracuda Parent LLC(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.791%	198,823	171,485
Castle US Holding Corp.(b),(n),(p)
Term Loan
3-month Term SOFR + 3.750% 01/29/2027	8.325%	197,195	120,628
EagleView Technology Corp.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 6.500% 08/14/2028	10.803%	1,254,867	1,219,241
Peraton Corp.(b),(p)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.175%	500,261	444,372
Renaissance Holding Corp.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/05/2030	8.325%	364,341	357,010
Xerox Corp.(b),(p)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 11/17/2029	8.285%	384,733	365,858
Total			2,678,594
Wireless 0.0%
Altice France SA(b),(p)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	9.802%	308,767	276,192
Wirelines 0.1%
Telenet Financing USD LLC(b),(p)
Tranche AR Term Loan
1-month Term SOFR + 2.000% 04/30/2028	6.434%	238,852	231,039

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc.(b),(p)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	7.439%	1,580,127	1,467,542
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	8.575%	366,270	342,668
Total			2,041,249
Total Senior Loans (Cost $44,155,594)			41,881,672

Treasury Bills 3.4%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 3.4%
U.S. Treasury Bills
04/24/2025	4.150%	25,000,000	24,932,004
05/27/2025	4.220%	50,000,000	49,672,462
08/07/2025	4.240%	25,000,000	24,630,813
Total			99,235,279
Total Treasury Bills (Cost $99,236,580)			99,235,279

U.S. Treasury Obligations 20.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2030	3.875%	265,120,000	265,637,812
02/15/2035	4.625%	85,772,000	88,599,796
02/15/2045	4.750%	89,455,000	91,090,349
02/15/2055	4.625%	158,113,000	159,150,617
Total U.S. Treasury Obligations (Cost $597,850,265)			604,478,574

Money Market Funds 14.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(r),(s)	427,573,085	427,487,571
Total Money Market Funds (Cost $427,475,296)		427,487,571
Total Investments in Securities (Cost: $3,330,518,411)		3,275,263,341
Other Assets & Liabilities, Net		(362,196,475)
Net Assets		2,913,066,866
At March 31, 2025, securities and/or cash totaling $12,224,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,070,000 EUR	1,169,228 USD	Citi	04/11/2025	11,675	—
6,669,000 EUR	7,007,263 USD	Citi	04/11/2025	—	(207,428)
1,975,876 USD	1,877,000 EUR	Citi	04/11/2025	54,709	—
2,273,845 USD	2,083,000 EUR	Citi	04/11/2025	—	(20,403)
581,000 EUR	633,309 USD	Goldman Sachs	04/11/2025	4,769	—
37,418,000 EUR	38,610,298 USD	Goldman Sachs	04/11/2025	—	(1,869,430)
45,166,196 USD	41,778,000 EUR	Goldman Sachs	04/11/2025	30,289	—
472,000 EUR	514,378 USD	Goldman Sachs	07/11/2025	1,088	—
41,778,000 EUR	45,401,615 USD	Goldman Sachs	07/11/2025	—	(31,125)
Total				102,530	(2,128,386)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	4,876	06/2025	USD	1,010,170,067	4,686,666	—
U.S. Treasury 5-Year Note	3,665	06/2025	USD	396,392,656	5,558,333	—
U.S. Treasury Ultra 10-Year Note	31	06/2025	USD	3,537,875	71,389	—
U.S. Treasury Ultra Bond	29	06/2025	USD	3,545,250	73,118	—
Total					10,389,506	—

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(163)	06/2025	EUR	(19,199,770)	—	(74,957)
Euro-Bund	(95)	06/2025	EUR	(12,238,850)	—	(13,252)
Euro-Buxl 30-Year	(14)	06/2025	EUR	(1,669,640)	27,903	—
Euro-Schatz	(62)	06/2025	EUR	(6,631,210)	—	(5,842)
Total					27,903	(94,051)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $596,545,239, which represents 20.48% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Valuation based on significant unobservable inputs.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Zero coupon bond.
(i)	Perpetual security with no specified maturity date.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(k)	Represents a security purchased on a when-issued basis.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	Represents a security purchased on a forward commitment basis.
(o)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(p)
The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)
At March 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 1.000%	17,912
Kelso Industries LLC Delayed Draw Term Loan 12/30/2029 6.861%	73,589

(r)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(s)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	553,500,029	850,752,224	(976,772,477)	7,795	427,487,571	29,017	5,246,717	427,573,085

CTIVP® – TCW Core Plus Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2025 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – TCW Core Plus Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7037_12_D01_(05/25)